Summary of material accounting policies (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Nov. 30, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Net loss	$ 3,157,133	$ 2,064,334
Total deficit	7,093,578	2,860,103
Loan amount	$ 2,877,995	$ 2,451,325		$ 903,502
St James Place Ltd [member]
IfrsStatementLineItems [Line Items]
Investment			$ 5,000,000
UBO [member]
IfrsStatementLineItems [Line Items]
Loan amount			$ 5,000,000